Document And Entity Information	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	The Hain Celestial Group, Inc.
Entity Central Index Key	0000910406
Entity Emerging Growth Company	false
Entity File Number	0-22818
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	22-3240619
Entity Address, Address Line One	221 River Street,
Entity Address, City or Town	Hoboken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07030
City Area Code	(516)
Local Phone Number	587-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HAIN
Security Exchange Name	NASDAQ